Statutory Reserves (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Statutory Reserves Disclosure [Text Block]
16. Statutory Reserves

Under the PRC regulations, the Company is required to set aside at least 10% of their after-tax net profits each year, if any, to fund the statutory reserves until the balance of the reserves reaches 50% of their registered capital. The statutory reserves are not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses. For the years ended December 31, 2011 and 2010, no statutory reserves are contributed by the Company because the Company incurred a significant loss.